Financial risk management and financial instruments - Expected Credit Losses (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Detail on expected credit losses recognised
Financial assets	R 93,127	R 85,517
Trade receivable | Lifetime | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	32,028	30,370
Trade receivable | Lifetime | Gross carrying amount | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	31,431	29,959
Trade receivable | Lifetime | Gross carrying amount | Simplified approach for trade receivables, low risk
Detail on expected credit losses recognised
Financial assets	25,463	28,585
Trade receivable | Lifetime | Gross carrying amount | Simplified approach for trade receivables, medium risk
Detail on expected credit losses recognised
Financial assets	5,968	1,374
Trade receivable | Lifetime | Gross carrying amount | Credit impaired
Detail on expected credit losses recognised
Financial assets	597	411
Trade receivable | Lifetime | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(222)	(238)
Trade receivable | Lifetime | Expected credit loss | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	(12)	(93)
Trade receivable | Lifetime | Expected credit loss | Simplified approach for trade receivables, low risk
Detail on expected credit losses recognised
Financial assets	(8)	(86)
Trade receivable | Lifetime | Expected credit loss | Simplified approach for trade receivables, medium risk
Detail on expected credit losses recognised
Financial assets	(4)	(7)
Trade receivable | Lifetime | Expected credit loss | Credit impaired
Detail on expected credit losses recognised
Financial assets	(210)	(145)
Other receivables | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	4,860	4,275
Other receivables | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(548)	(663)
Other receivables | Lifetime | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	1,104	1,850
Other receivables | Lifetime | Gross carrying amount | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	536	1,122
Other receivables | Lifetime | Gross carrying amount | Credit impaired
Detail on expected credit losses recognised
Financial assets	568	728
Other receivables | Lifetime | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(547)	(661)
Other receivables | Lifetime | Expected credit loss | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	(5)	(3)
Other receivables | Lifetime | Expected credit loss | Credit impaired
Detail on expected credit losses recognised
Financial assets	(542)	(658)
Other receivables | 12-months | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	3,756	2,425
Other receivables | 12-months | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(1)	(2)
Long-term receivables
Detail on expected credit losses recognised
Financial assets	2,768	2,884
Long-term receivables | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	2,843	3,635
Long-term receivables | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(75)	(83)
Long-term receivables | Lifetime | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	1,691	568
Long-term receivables | Lifetime | Gross carrying amount | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	1,453	399
Long-term receivables | Lifetime | Gross carrying amount | Credit impaired
Detail on expected credit losses recognised
Financial assets	238	169
Long-term receivables | Lifetime | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(75)	(55)
Long-term receivables | Lifetime | Expected credit loss | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	(30)	(5)
Long-term receivables | Lifetime | Expected credit loss | Credit impaired
Detail on expected credit losses recognised
Financial assets	(45)	(50)
Long-term receivables | 12-months | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	R 1,152	3,067
Long-term receivables | 12-months | Expected credit loss
Detail on expected credit losses recognised
Financial assets		R (28)